Property and Equipment, Net - Schedule of Composition and Changes (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cost
Cost, Beginning balance	₪ 649	₪ 570
Additions	7	79
Cost, Ending balance	656	649
Accumulated depreciation
Accumulated depreciation, Beginning balance	420	322
Depreciation	82	98
Accumulated depreciation, Ending balance	502	420
Depreciated cost:
Depreciated cost	154	229
Computers [Member]
Cost
Cost, Beginning balance	461	402
Additions	5	59
Cost, Ending balance	466	461
Accumulated depreciation
Accumulated depreciation, Beginning balance	350	267
Depreciation	67	83
Accumulated depreciation, Ending balance	417	350
Depreciated cost:
Depreciated cost	49	111
Office furniture and equipment [Member]
Cost
Cost, Beginning balance	99	89
Additions	2	10
Cost, Ending balance	101	99
Accumulated depreciation
Accumulated depreciation, Beginning balance	38	31
Depreciation	6	7
Accumulated depreciation, Ending balance	44	38
Depreciated cost:
Depreciated cost	57	61
Leasehold improvements [Member]
Cost
Cost, Beginning balance	89	79
Additions		10
Cost, Ending balance	89	89
Accumulated depreciation
Accumulated depreciation, Beginning balance	32	24
Depreciation	9	8
Accumulated depreciation, Ending balance	41	32
Depreciated cost:
Depreciated cost	₪ 48	₪ 57